GOODWILL (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of year		¥ 45,690,440,903	¥ 1,892,507,708
Balance at end of period	$ 8,067,864,841	56,015,185,590	45,690,440,903
Skyscanner
Changes in the carrying amount of goodwill
Acquisition (Disposal)		9,583,716,450
Balance at end of period		9,583,716,450
Qunar
Changes in the carrying amount of goodwill
Acquisition (Disposal)		582,240,644	42,980,923,491
Balance at end of period		43,563,164,135
Travelfusion
Changes in the carrying amount of goodwill
Acquisition (Disposal)			687,633,024
An offline travel agency in 2014 and measurement period adjustment in 2015
Changes in the carrying amount of goodwill
Acquisition (Disposal)			945,561
Technology company focusing on hotel customer reviews in 2014 and measurement period adjustment in 2015
Changes in the carrying amount of goodwill
Acquisition (Disposal)			(33,564,000)
Others
Changes in the carrying amount of goodwill
Acquisition (Disposal) of others		¥ 158,787,593	¥ 161,995,119